Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of other operating income and other operating expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2025	2024	2023
Other operating income	1,583	846	1,137
Non- financial services	738	654	752
Other operating income	845	192	385
Other operating expense	(2,429)	(2,595)	(3,066)
Non-financial services	(650)	(498)	(674)
Other operating expense:	(1,779)	(2,097)	(2,392)
Of which, credit institutions deposit guarantee fund and single resolution fund	(478)	(481)	(1,083)
	(846)	(1,749)	(1,929)